FactorShares Trust
35 Beechwood Road, Suite 2B
Summit, New Jersey 07091

September 19, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	FactorShares Trust (the “Trust”) File Nos.: 333-182274 and 811-22310 PureFunds ISE Technology ETF

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, PureFunds ISE Technology ETF (the “Fund”), is Post-Effective Amendment No. 4 and Amendment No. 6 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of registering shares of the Fund as a new series of the Trust.

Please note that the Staff last provided a full review of the Trust’s registration statement relating to the existing series of the Trust, on which the registration disclosure for the Fund is based, filed as Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on November 20, 2012, and the Trust responded to the Staff’s oral comments and suggestions in a correspondence filing on November 21, 2012.  Therefore, pursuant to Investment Company Act Release No. IC-13768, we hereby request that the Amendment be afforded selective review limited to only the “Fund Summary” section of the Prospectus.

In addition, on behalf of the Trust and the Fund, we hereby request acceleration of the Amendment, filed herewith on September 19, 2014, whereby the Amendment would be declared effective no later than October 24, 2014.

Pursuant to the U.S. Securities and Exchange Commission’s authority under Rule 461(a) under the 1933 Act, we have attached a separate letter from Quasar Distributors, LLC, the Fund’s principal underwriter, requesting that effectiveness of the Amendment to the registration statement be accelerated to October 24, 2014, or as soon as practicable thereafter.

If you have any questions regarding the enclosed, please do not hesitate to contact Michael D. Barolsky at U.S. Bancorp Fund Services, LLC, the Fund’s administrator, at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Samuel Masucci III
Samuel Masucci III
President

Enclosures